Advisors Capital Small/Mid Cap Fund
		Schedule of Investments
		December 31, 2022 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products
15,500	Owens Corning			$ 1,322,150	3.10%

Ball & Roller Bearings
9,500	RBC Bearings Incorporated *			1,988,825
22,100	The Timken Company			1,561,807
				3,550,632	8.34%

Glass Containers
69,400	Stevanato Group S.p.A. (Italy)			1,247,118	2.93%

Industrial & Commercial Fans & Blowers & Air Purifing Equipment
7,000	Donaldson Company, Inc.			412,090	0.97%

Investment Advice
7,900	Evercore Inc. - Class A			861,732
26,300	PJT Partners Inc. - Class A			1,938,047
				2,799,779	6.57%

Laboratory Analytical Instruments
75,200	Avantor, Inc. *			1,585,968	3.72%

Miscellaneous Food Preparations & Kindred Products
66,200	Utz Brands, Inc. - Class A			1,049,932	2.47%

Motorcycles, Bicycles & Parts
8,800	Fox Factory Holding Corp. *			802,824	1.89%

National Commercial Banks
8,000	Pinnacle Financial Partners, Inc.			587,200	1.38%

Pharmaceutical Preparations
32,000	Catalent, Inc. *			1,440,320
44,600	Cryoport, Inc. *			773,810
				2,214,130	5.20%

Real Estate Agents & Managers (For Others)
7,910	FirstService Corp. (Canada)			969,371
9,700	Jones Lang LaSalle Incorporated *			1,545,889
				2,515,260	5.91%

Retail - Auto Dealers & Gasoline Stations
6,700	Casey's General Stores, Inc.			1,503,145	3.53%

Retail - Eating & Drinking Places
44,200	Cannae Holdings, Inc. *			912,730	2.14%

Security Brokers, Dealers & Flotation Companies
64,600	Virtu Financial, Inc. - Class A			1,318,486	3.10%

Services - Business Services, NEC
27,400	Accolade, Inc. *			213,446	0.50%

Services - Detective, Guard & Armored Car Services
6,800	Allegion PLC (Ireland)			715,768	1.68%

Services - Management Consulting Services
7,000	FTI Consulting, Inc. *			1,111,600	2.61%

Services - Medical Laboratories
18,900	Castle Biosciences, Inc. *			444,906	1.04%

Services - Miscellaneous Amusement & Recreation
5,500	Madison Square Garden Sports Corp. - Class A			1,008,315	2.37%

Services - Prepackaged Software
29,300	Bentley Systems, Incorporated - Class B			1,082,928
19,000	BlackLine, Inc. *			1,278,130
16,000	Guidewire Software, Inc. *			1,000,960
29,500	nCino, Inc. *			779,980
24,600	Procore Technologies, Inc. *			1,160,628
13,000	Q2 Holdings, Inc. *			349,310
				5,651,936	13.27%

State Commercial Banks
62,000	Coastal Financial Corporation *			2,946,240	6.92%

Surgical & Medical Instruments & Apparatus
25,400	AtriCure, Inc. *			1,127,252	2.65%

Television Broadcasting Stations
27,800	The Liberty Braves Group - Series C *			895,994	2.10%

Title Insurance
20,200	First American Financial Corporation			1,057,268	2.48%

Transportation Services
20,600	GXO Logistics, Inc. *			879,414	2.06%

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies
6,600	Watsco, Inc.			1,646,040	3.86%

Wholesale - Miscellaneous Durable Goods
6,800	Pool Corporation			2,055,844	4.83%

Total for Common Stocks (Cost - $48,045,558)				41,575,467	97.62%

MONEY MARKET FUNDS
1,090,587	Fidelity® Investments Money Market - Government Portfolio -
	Class I 4.06% **			1,090,587	2.56%
	(Cost - $1,090,587)

	Total Investments			42,666,054	100.18%
	(Cost - $49,136,145)

	Liabilities in Excess of Other Assets			(75,924)	-0.18%

	Net Assets			$ 42,590,130	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at December 31, 2022.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at December 31, 2022, was $49,136,145. At December 31, 2022, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

		Unrealized Appreciation		$ 2,223,612
		Unrealized Depreciation		(8,693,703)
		Unrealized Depreciation		$ (6,470,091)

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices accurately reflect the fair value of such securities. Securities that are traded on an exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price an equity security is generally valued at the last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. If market prices are not available or, in the opinion of Fund management including as informed by the Adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Fund through the Adviser may value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees (the "Trustees" or the "Board"). Such securities are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2022:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 41,575,467	$ -	$ -	$ 41,575,467
Money Market Funds		1,090,587	-	-	1,090,587
Total		$ 42,666,054	$ -	$ -	$ 42,666,054

Refer to the Fund's Schedule of investments for a listing of securities by Industry. The Fund did not hold any level 3 assets during the fiscal quarter ended December 31, 2022.